GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Going Concern Details Narrative
Accumulated deficit	$ (13,384,076)	$ (10,620,764)	$ (8,361,532)
Working capital deficiency	$ (1,450,000)	$ (10,800,000)